CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 1,011	$ 1,453
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Provision for loan losses	949	188
Accretion of securities, net	(6)	(18)
Net change in deferred loan fees and costs	(52)	20
Depreciation and amortization expense	265	308
Decrease in accrued interest receivable	150	27
Income from bank-owned life insurance	(99)	(101)
Stock-based compensation expense	137	77
Gain on sale of loans	(403)	(725)
Loans originated for sale	(19,494)	(40,600)
Proceeds from sale of loans	19,813	41,161
Write down of other real estate owned	10	13
Prepaid FDIC insurance	152	205
Net change in other assets and liabilities	209	(26)
Net cash provided by operating activities	2,224	2,034
Activity in securities available for sale:
Maturities, prepayments and calls	4,052	9,617
Purchases	(983)	(5,006)
Maturities, prepayments and calls of securities held to maturity	885	1,095
Loan originations, net	16,507	(12,051)
Principal balance of portfolio loans sold		157
Proceeds from sale of other real estate owned	13
Purchase of premises and equipment	(186)	(178)
Net cash provided (used) by investing activities	20,288	(6,366)
Cash flows from financing activities:
Net change in deposits	(378)	14,833
Net change in securities sold under agreements to repurchase	82	74
Net change in Federal Home Loan Bank advances with maturities of three months or less	(3,500)	(2,550)
Proceeds from Federal Home Loan Bank advances with maturities greater than three months		4,000
Repayments of Federal Home Loan Bank advances with maturities greater than three months	(3,061)	(12,558)
Net change in mortgagors' escrow accounts	132	186
Purchase of vested restricted shares to treasury stock	(2)
Net cash (used) provided by financing activities	(6,727)	3,985
Net change in cash and cash equivalents	15,785	(347)
Cash and cash equivalents at beginning of period	3,298	3,645
Cash and cash equivalents at end of period	19,083	3,298
Supplementary information:
Interest paid on deposit accounts	1,485	2,048
Interest paid on borrowings	940	1,305
Income taxes paid	$ 705	$ 879